Loeb & Loeb LLP 345 Park Avenue New York, NY 10154-1895	Main Fax	212.407.4000 212.407.4990

November 18, 2010

Pamela A. Long

Assistant Director

United States Securities and Exchange

Commission

Mailstop 4631

Washington, D.C. 20549

Re:                   Sino Clean Energy Inc.
Amendment No. 2 to the Registration Statement on Form S-1,

Filed: September 3, 2010

File No.: 333-167560

Dear Ms. Long:

On behalf of our client, Sino Clean Energy Inc., a Nevada corporation (the “Company”), we transmit herewith for filing with the Securities and Exchange Commission (the “Commission”) one complete electronic version of Amendment No. 3 to the Company’s Registration Statement on Form S-1 (the “Registration Statement”).

By Federal Express, the Company is furnishing the Commission’s staff (the “Staff”) with four marked courtesy copies of the Registration Statement and all exhibits filed therewith.

The Registration Statement responds to the comments set forth in the Staff letter dated September 9, 2010 (the “Staff’s Letter”).

In order to facilitate your review of the Registration Statement, we have responded, on behalf of the Company, to each of the comments set forth in the Staff’s Letter, on a point-by-point basis.  The numbered paragraphs set forth below respond to the Staff’s comments and correspond to the numbered paragraphs in the Staff’s Letter.  Page numbers refer to the Registration Statement as filed.

Prospectus Summary, page 1

Our Industry, page 1

Dominant market position…page 2

1.                                      We note your reference in the last sentence of this sub-section to your status as “the largest third-party CWSF producer in China.”  Please disclose the measure by which you determined this ranking.  Please make confirming changes throughout the prospectus (see, e.g., page 39).  In addition, please revise your disclosure to briefly explain what you mean by “third-party” in the context of your status as the largest third-party CWSF producer in China.

Response:  The company notes that on pages 2 and 39, it did not indicate that the company was the largest third-party CWSF producer in China, as measured by CWSF sales volume for the first half of 2010. We have revised this disclosure in Amendment No. 3 to include that the determination of our ranking is based upon sales volume during the first half of 2010.

Third party CWSF producers do not include entities that produce CWSF in-house for their own consumption or, entities that import CWSF for sale.  We have included a brief explanation of what it means to be a “third party producer” in the “Prospectus Summary,” “Management’s Discussion and Analysis” and in the “Business” sections of the prospectus in the context of the Company’s status as the largest third-party CWSF producer.

Company’s Strength, page 2

Agreements with Select Strategic Partners, page 3

2.                                      We note your response to comment two in our letter dated August 10, 2010.  As previously requested, please disclose the date as of which Haizhong Boiler’s market share was determined.

Response:  As requested the Company has disclosed that the date as of which Haizhong Boiler’s market share was determined was in December 2009.  The Company received a statement, dated November 18, 2010, from Beijing Zhongjing Zongheng Information and Consulting Center, in which it certifies as to the date of determination of such market share, and that such market share information was valid until October 31, 2010. Attached hereto as Annex A is a translated copy of that statement.

Item 16. Exhibits and Financial Statement Schedules, page II-3

3.                                      With respect to Exhibit 5.1, we note that the exhibit index refers to the form of legal opinion but the opinion actually filed has been signed and dated by counsel.  Please revise the exhibit index accordingly.

Response:  We have revised the exhibit index in accordance with the Staff’s comment to delete the use of the term “Form”.

Your prompt attention to this filing would be greatly appreciated.  Should you have any questions concerning any of the foregoing please contact me at (212) 407-4122.

Very truly yours,

/s/ Tahra Wright

Tahra Wright, Esq.

ANNEX A

Statement

Our Center hereby makes the statement as follows:

It is listed, in the table “Major Domestic Manufacturers and Their Market Share” on page 53 of the “China CWSF Boiler Market Development and Research Report” written by our Center, that Qingdao Haizhong’s market share in China’s domestic CWSF boiler market is 78.32%; this figure has been valid until October 30, 2010.

/sea/ Beijing Zhongjing Zongheng Information and Consulting Center

November 18, 2010